Income or Loss from Deregistration of Subsidiaries (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income or Loss from Deregistration of Subsidiaries [Abstract]
Income (loss) from deregistration of subsidiaries	$ 79,202	$ (347,423)	$ (77,407)